                                                            File Nos. 333-87233
                                                                      811-09585

      As filed with the Securities and Exchange Commission on May 7, 2012

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No.               [ ]

                     Post-Effective Amendment No. 17              [X]

                                    and/or

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                 ACT OF 1940                      [X]

                              Amendment No. 18                    [X]

                       (Check appropriate box or boxes)


                             PIONEER RESEARCH FUND
                      (formerly Pioneer Core Equity Fund)
              (Exact Name of Registrant as Specified in Charter)


                 60 State Street, Boston, Massachusetts 02109
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, including Area Code: (617) 742-7825

             Terrence J. Cullen, Secretary, Pioneer Research Fund
                 60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

   [X] immediately upon filing pursuant to paragraph (b)
   [ ] on [date] pursuant to paragraph (b)
   [ ] 60 days after filing pursuant to paragraph (a)(1)
   [ ] on [date] pursuant to paragraph (a)(1)
   [ ] 75 days after filing pursuant to paragraph (a)(2)
   [ ] on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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                                  SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 7th day of May, 2012.

                                          PIONEER RESEARCH FUND



                                             By:  /s/ Daniel K. Kingsbury
                                                  ------------------------------
                                                  Daniel K. Kingsbury
                                                  Executive Vice President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on May 7, 2012:

      Signature                                          Title

      John F. Cogan, Jr.*                                Chairman of the
      John F. Cogan, Jr.                                 Board, President
                                                         (Principal Executive
                                                         Officer) and Trustee

      Mark E. Bradley*                                   Treasurer (Principal
      Mark E. Bradley                                    Financial and
                                                         Accounting Officer)

      David R. Bock*                                     Trustee
      David R. Bock

      Mary K. Bush*                                      Trustee
      Mary K. Bush

      John F. Cogan, Jr.*                                Trustee
      John F. Cogan, Jr.

      Benjamin M. Friedman*                              Trustee
      Benjamin M. Friedman

      Margaret B. W. Graham*                             Trustee
      Margaret B. W. Graham

      /s/ Daniel K. Kingsbury                            Trustee
      -----------------------
      Daniel K. Kingsbury

      Thomas J. Perna*                                   Trustee
      Thomas J. Perna

      Marguerite A. Piret*                               Trustee
      Marguerite A. Piret

      Stephen K. West*                                   Trustee
      Stephen K. West

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       *By: /s/ Daniel K. Kingsbury                         Dated: May 7, 2012
            -----------------------
            Daniel K. Kingsbury
            Attorney-in-Fact


                                          EXHIBIT INDEX

Exhibit No.     Description

EX-101.INS      XBRL Instance Document
EX-101.SCH      XBRL Taxonomy Extension Schema Document
EX-101.CAL      XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF      XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase